Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0000844790
Registrant Name	FRANKLIN MANAGED MUNICIPAL INCOME TRUST
Registration File Number	333-298053
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES